Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,880,408.32

Principal:
Principal Collections	$36,894,689.16
Prepayments in Full	$28,168,463.45
Liquidation Proceeds	$714,845.84
Recoveries	$1,025.00
Sub Total	$65,779,023.45
Collections	$72,659,431.77

Purchase Amounts:
Purchase Amounts Related to Principal	$258,339.29
Purchase Amounts Related to Interest	$1,165.28
Sub Total	$259,504.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$72,918,936.34

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$72,918,936.34
Servicing Fee	$1,428,662.46	$1,428,662.46	$0.00	$0.00	$71,490,273.88
Interest - Class A-1 Notes	$18,306.77	$18,306.77	$0.00	$0.00	$71,471,967.11
Interest - Class A-2 Notes	$293,027.50	$293,027.50	$0.00	$0.00	$71,178,939.61
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$70,784,139.61
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$70,636,581.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,636,581.28
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$70,553,095.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,553,095.20
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$70,483,761.87
Third Priority Principal Payment	$34,036,510.41	$34,036,510.41	$0.00	$0.00	$36,447,251.46
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$36,349,584.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,349,584.79
Regular Principal Payment	$54,325,796.26	$36,349,584.79	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$72,918,936.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$34,036,510.41
Regular Principal Payment					$36,349,584.79
Total					$70,386,095.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$63,725,774.00	$142.28	$18,306.77	$0.04	$63,744,080.77	$142.32
Class A-2 Notes	$6,660,321.20	$10.80	$293,027.50	$0.48	$6,953,348.70	$11.28
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$70,386,095.20	$34.51	$1,104,178.68	$0.54	$71,490,273.88	$35.05

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$63,725,774.00	0.1422768	$0.00	0.0000000
Class A-2 Notes	$616,900,000.00	1.0000000	$610,239,678.80	0.9892036
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,655,685,774.00	0.8116664	$1,585,299,678.80	0.7771610

Pool Information
Weighted Average APR	4.719%	4.709%
Weighted Average Remaining Term	55.02	54.26
Number of Receivables Outstanding	81,767	77,872
Pool Balance	$1,714,394,956.03	$1,648,037,997.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,645,576,843.03	$1,581,649,263.59
Pool Factor	0.8246428	0.7927243

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$24,720,569.97
Yield Supplement Overcollateralization Amount	$66,388,734.08
Targeted Overcollateralization Amount	$80,714,530.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,738,318.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		401	$320,620.62
(Recoveries)		2	$1,025.00
Net Losses for Current Collection Period			$319,595.62
Cumulative Net Losses Last Collection Period			$407,896.82
Cumulative Net Losses for all Collection Periods			$727,492.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.22%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.88%	678	$14,509,738.37
61-90 Days Delinquent	0.08%	61	$1,376,829.32
91-120 Days Delinquent	0.02%	15	$339,948.07
Over 120 Days Delinquent	0.01%	5	$104,930.15
Total Delinquent Receivables	0.99%	759	$16,331,445.91

Repossession Inventory:
Repossessed in the Current Collection Period		47	$1,140,527.16
Total Repossessed Inventory		59	$1,543,116.93

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0712%
Preceding Collection Period			0.1735%
Current Collection Period			0.2281%
Three Month Average			0.1576%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0442%
Preceding Collection Period			0.0868%
Current Collection Period			0.1040%
Three Month Average			0.0783%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer